UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21606

Centaur Mutual Funds Trust
(Exact name of registrant as specified in charter)

1460 Main Street, Suite 234	Southlake, TX 76092
(Address of principal executive offices)	(Zip code)

Ultimus Fund Solutions, LLC Attn: Simon Berry 225 Pictoria Drive, Suite 450 Cincinnati, OH 45246
(Name and address of agent for service)

Registrant's telephone number, including area code:	513-587-3400

Date of fiscal year end:	10/31

Date of reporting period:	1/31/18

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

CENTAUR TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS
January 31, 2018 (Unaudited)

COMMON STOCKS — 36.51%	Shares	Fair Value

Consumer Discretionary — 3.41%
PICO Holdings, Inc.(a) (b)	20,000	$262,000
Priceline Group, Inc. (The)(a)	325	621,416
		883,416
Financials — 18.35%
Alleghany Corporation(a)	1,150	721,855
Berkshire Hathaway, Inc., Class B(a)	7,000	1,500,660
Brown & Brown, Inc.	16,000	839,679
E-L Financial Corporation Limited	600	390,246
Hallmark Financial Services, Inc.(a)	16,000	162,080
Interactive Brokers Group, Inc., Class A	12,000	767,880
PDL Community Bancorp(a)	25,000	378,750
		4,761,150
Health Care — 2.13%
Haw Par Corporation Limited	60,000	552,062

Industrials — 3.11%
AerCap Holdings N.V.(a)	13,000	703,300
MiX Telematics Limited	8,700	103,530
		806,830
Information Technology — 9.51%
Alphabet, Inc., Class C(a) (b)	1,100	1,286,934
Facebook, Inc., Class A(a)	5,000	934,450
Wix.com Limited(a) (b)	4,000	244,200
		2,465,584

Total Common Stocks (Cost $7,426,889)		9,469,042

CLOSED-END FUNDS - 2.96%

Boulder Growth & Income Fund, Inc.	40,000	462,400
Central Securities Corporation	11,000	306,350
		768,750

Total Closed-End Funds Cost ($561,376)		768,750

See accompanying notes which are an integral part of this schedule of investments.

CENTAUR TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS

January 31, 2018 (Unaudited)

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Fair Value
CALL OPTIONS PURCHASED — 2.80%
AerCap Holdings NV	150	$811,500	$ 50 .00	April 2018	$78,000
Brown & Brown, Inc.	165	865,920	50 .00	March 2018	49,913
Cisco Systems, Inc.	200	830,800	37 .00	April 2018	98,800
Dave & Buster's Entertainment, Inc.	115	540,500	40 .00	April 2018	98,325
GoDaddy, Inc.	35	193,305	47 .00	February 2018	28,175
GoDaddy, Inc.	100	552,300	45 .00	May 2018	112,500
iShares Silver Trust	135	220,725	14 .50	April 2018	24,840
PowerShares DB Agriculture ETF	200	376,600	20 .00	July 2018	7,000
Priceline Group, Inc.\The	3	573,615	1,600 .00	April 2018	99,690
SPDR S&P 500 ETF Trust	25	704,750	275 .00	February 2018	20,775
SPDR S&P 500 ETF Trust	25	704,750	280 .00	February 2018	10,825
SPDR S&P 500 ETF Trust	75	2,114,250	270 .00	February 2018	96,450

Total Call Options Purchased (Cost $521,085)					725,293

MONEY MARKET FUNDS - 55.61%	Shares	Fair Value

Fidelity Investments Money Market Government Portfolio - Class I, 1.22%(c)	14,422,245	14,422,245

Total Money Market Funds (Cost $14,422,245)		14,422,245

Total Investments — 97.89% (Cost $22,931,595)		25,385,330

Other Assets in Excess of Liabilities — 2.11%		548,257
NET ASSETS — 100.00%		$25,933,587

(a)	Non-income producing security.
(b)	All or a portion of the security is held as collateral for written options.
(c)	Rate disclosed is the seven day effective yield as of January 31, 2018.

ETF - Exchange-Traded Fund

SPDR - Standard & Poor's Depositary Receipt

The sectors shown on the schedule of investments are based on the Global Industry Classification Standard, or GICS® ("GICS"). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Fund Solutions, LLC.

See accompanying notes which are an integral part of this schedule of investments.

CENTAUR TOTAL RETURN FUND
SCHEDULE OF OPEN WRITTEN OPTION CONTRACTS
January 31, 2018 (Unaudited)

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Fair Value
Written Call Options
Alphabet, Inc.	2	$233,988	$ 1,175 .00	May 2018	$(13,650)
PICO Holdings, Inc.	25	32,750	12 .50	July 2018	(4,125)
PICO Holdings, Inc.	125	163,750	12 .50	December 2018	(13,750)
Wix.com Limited	40	244,200	65 .00	July 2018	(25,800)

Total Written Call Options (Premiums Received $59,092)					$(57,325)

As of January 31, 2018, the net unrealized appreciation (depreciation) of investments for federal income tax purposes was as follows:

Unrealized appreciation	$2,411,125
Unrealized depreciation	(14,715)
Net unrealized appreciation	2,396,410

Aggregate cost of securities for federal income tax purposes	$25,328,005

See accompanying notes which are an integral part of this schedule of investments.

Centaur Total Return Fund

Related Notes to Schedule of Investments

January 31, 2018 (Unaudited)

1. ORGANIZATION

The Centaur Total Return Fund (the “Fund”), is an active investment portfolio of The Centaur Mutual Funds Trust, (the “Trust”) which is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-ended management investment company. The Fund is classified as non-diversified as defined in the 1940 Act.

The Fund commenced operations on March 16, 2005. The investment objective of the Fund is to seek maximum total return through a combination of capital appreciation and current income. The Fund invests in equity securities of companies that Centaur Capital Partners, L.P. (the “Adviser”) believes are undervalued in the securities markets, but which also offer high dividend yields relative to the yield of the broad market averages.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is considered an investment company for financial reporting purposes under GAAP.

Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reported period. Actual results could differ from those estimates.

Investment Valuation

The Fund’s investments in securities are carried at fair value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees. Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation. A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.

Option Valuation

Exchange-listed options are valued at their last quoted sales price as reported on their primary exchange as of 4:00 p.m. Eastern Time (the “Valuation Time”). For purposes of determining the primary exchange for each exchange-traded portfolio option the following shall apply: (i) if the option is traded on the Chicago Board Options Exchange (“CBOE”), the CBOE shall be considered the primary exchange for such option, unless the Adviser instructs Ultimus Fund Solutions, LLC in writing to use a different exchange as the primary exchange for such option; and (ii) if the option does not trade on the CBOE, the Adviser shall instruct the Administrator in writing as to the primary exchange for such option. Unlisted options for which market quotations are readily available are valued at the last quoted sales price at the Valuation Time. If an option is not traded on the valuation date, the option shall be priced at the mean of the last quoted bid and ask prices as of the Valuation Time. An option may be valued using Fair Valuation when (i) the option does not trade on the valuation date; and (ii) reliable last quoted bid and ask prices as of the Valuation Time are not readily available.

Centaur Total Return Fund

Related Notes to Schedule of Investments

January 31, 2018 (Unaudited)

Fair Value Measurement

GAAP establishes a framework for measuring fair value and expands disclosure about fair value measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1	– Unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date
Level 2	– Other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quotes prices for similar securities, interest rates, repayment speeds, credit risk, etc.)
Level 3	– Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments based on the best information available)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement.

The valuation techniques used by the Fund to measure fair value during the period ended January 31, 2018 maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of January 31, 2018:

Centaur Total Return Fund
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$9,469,042	$-	$-	$9,469,042
Closed-End Funds	768,750	-	-	768,750
Call Options Purchased	258,690	466,603	-	725,293
Money Market Funds	14,422,245	-	-	14,422,245
Total	$24,918,727	$466,603	$-	$25,385,330

Other Financial Instruments
Liabilities
Written Call Options	$(10,677)	$(43,675)	$-	$(57,352)
Total	$(10,677)	$(43,675)	$-	$(57,352)

For the period ended January 31, 2018, there have been no significant changes to the Fund’s fair value methodologies. The Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. There were no transfers between any levels as of January 31, 2018 based on input levels assigned at October 31, 2017.

Centaur Total Return Fund

Related Notes to Schedule of Investments

January 31, 2018 (Unaudited)

Underlying Investment in Other Investment Companies

The Fund currently seeks to achieve its investment objectives by investing a portion of its assets in Fidelity Investments Money Market Government Portfolio (“Fidelity Fund”). The Fund may redeem its investment from the Fidelity Fund at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so.

The performance of the Fund may be directly affected by the performance of the Fidelity Fund. The financial statements of the Fidelity Fund, a series of the Fidelity Investments Money Market Funds, including the portfolio of investments, are included in the Fidelity Fund’s NCSR filing dated November 29, 2017 available at www.sec.gov or can be found at www.fidelity.com and should be read in conjunction with the Fund’s financial statements. As of January 31, 2018, the percentage of net assets invested in the Fidelity Fund was 55.61%.

Option Writing/Purchasing

The Fund may write or purchase option contracts to adjust risk and return of its overall investment positions. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options that expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on affecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to or subtracted from the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or loss on investment transactions.

Item 2. Controls and Procedures.

(a) Based on an evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report the Principal Executive Officer and Principal Financial Officer concluded the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant's principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Centaur Mutual Funds Trust

By	/s/ M. Ezekial Ashton
M. Ezekial Ashton, President and Principal Executive Officer

Date	3/14/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ M. Ezekial Ashton
M. Ezekial Ashton, President and Principal Executive Officer

Date	3/14/18

By	/s/ Gennifer Ashton
Gennifer Ashton, Treasurer and Principal Financial Officer

Date	3/14/18